Financial Instruments and Related Disclosures - Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Variability in cash flows [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ (3)
Amount of hedge ineffectiveness recognised in profit or loss	£ 0
Line item in profit or loss in which hedge ineffectiveness is included	Finance income/ (expense)
Amount reclassified to profit or loss as hedged future cash flows no longer expected to occur	£ 0
Amount reclassified to profit or loss as hedged item affects profit or loss	£ (2)
Amount reclassified to profit or loss line item in which reclassification adjustment is included	Finance income/ (expense)
Pre-hedging of long-term interest rates [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ 15
Amount of hedge ineffectiveness recognised in profit or loss	£ 0
Line item in profit or loss in which hedge ineffectiveness is included	Finance income/ (expense)
Amount reclassified to profit or loss as hedged future cash flows no longer expected to occur	£ 0
Amount reclassified to profit or loss as hedged item affects profit or loss	£ 3
Amount reclassified to profit or loss line item in which reclassification adjustment is included	Finance income/ (expense)
Cash Flow Hedges [member] | Foreign Exchange Contracts [member] | Variability in cash flows from a highly probable forecast transaction [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ 127
Amount of hedge ineffectiveness recognised in profit or loss	£ 0
Line item in profit or loss in which hedge ineffectiveness is included	Other operating income/ (expense)
Amount reclassified to profit or loss as hedged future cash flows no longer expected to occur	£ 0
Amount reclassified to profit or loss as hedged item affects profit or loss	£ (176)
Amount reclassified to profit or loss line item in which reclassification adjustment is included	Other operating income/ (expense)
Cash Flow Hedges [member] | Foreign Exchange Contracts [member] | Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ 1
Amount of hedge ineffectiveness recognised in profit or loss	£ 0
Line item in profit or loss in which hedge ineffectiveness is included	Finance income/ (expense )
Amount reclassified to profit or loss as hedged future cash flows no longer expected to occur	£ 0
Amount reclassified to profit or loss as hedged item affects profit or loss	£ 0
Amount reclassified to profit or loss line item in which reclassification adjustment is included	Finance income/ (expense)
Hedges of net investment in foreign operations [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ 286
Amount of hedge ineffectiveness recognised in profit or loss	£ 7
Line item in profit or loss in which hedge ineffectiveness is included	Finance income/ (expense)
Amount reclassified to profit or loss as hedged future cash flows no longer expected to occur	£ 0
Amount reclassified to profit or loss as hedged item affects profit or loss	£ 0
Amount reclassified to profit or loss line item in which reclassification adjustment is included	Finance income/ (expense)